[Ameritas Life Insurance Corp. Logo]

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                                                                 5900 "O" Street
                                                              Lincoln, NE  68510
                                                                    402-467-1122
December 31, 2012

                                                Via EDGAR and Overnight Delivery


Michelle Roberts, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


Re:     Ameritas Life Insurance Corp.
        Ameritas Variable Separate Account VA-2, 1940 Act Registration No. 811-05192
        Overture Medley (R), 1933 Act Registration No. 333-182090
        Post-Effective Amendment No. 1 on Form N-4

        Request for Selective Review Pursuant to Securities Act Release No. 6510 and Investment Company Act Release No. 13768

Dear Ms. Roberts:

We are submitting this Post-Effective Amendment ("Amendment") on behalf of Ameritas Life Insurance Corp. ("Depositor" and "Ameritas Life") and Ameritas Variable Separate Account VA-2 ("Registrant" and "Separate Account").

The Registrant is requesting selective review of this Amendment pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

(a) Commission staff in the Division of Investment Management reviewed the initial Form N-4 filing for Registration Statement No. 333-182090, which we submitted via EDGAR on June 13, 2012. Commission staff provided their comments on the initial filing in a letter dated July 20, 2012.

(b) We filed Correspondence with our responses to staff comments on the initial Registration Statement on August 2, 2012. The staff reviewed the Correspondence and stated by telephone on August 15, 2012, that there were no additional comments. On August 22, 2012, the staff provided an additional comment as a result of SEC review of other registrants' filings. We provided Correspondence with our response to the additional staff comment on August 22, 2012, and on August 23, 2012. The Correspondence filings made in response to staff comments and the Form N-4 Pre-Effective Amendment for Registration No. 333-182090, filed on August 27, 2012 (the same date Commission staff dated the Notice of Effectiveness for this registration), were submitted via EDGAR and serve as additional precedent for this request.

(c)  Material changes in this Amendment disclose:
     (1) Changes in current charges for the mortality and expense risk and administrative expense fee (guaranteed maximum fees will remain the same), and

     (2) GLWB Models: Non-Program are being added, and a GLWB Model, Non-Program will be required for Policies sold with Guaranteed Lifetime Withdrawal Benefit 2 ("GLWB2") riders on and after May 1, 2013. Note that the model names may not be final at this time.

(d) Specific areas of the prospectus and statement of additional information ("SAI") that warrant particular attention due to these material changes are located as follows:

     1. Item (c) (1) - Pages 5-6, 9-11. We revised the CHARGES section and the Examples of Expenses sub-section to state increases in the mortality and expense risk charge and the administrative expense fee.

     2. Item (c) (2) - Pages 13, 21-25, 38-40, and SAI page 6. We added a Possible Allocations Charts section, revised the Asset Allocation Program section, and added a new section for GLWB Models: Non-Program. We also revised the GLWB2 Rider section, Asset Allocation sub-section and added a note about the Non-Program models at the end of the SAI ASSET ALLOCATION PROGRAM section.

Other changes in the prospectus and SAI of this Amendment include the following:

     3. Page 1, Last Page, and SAI page 1. Dates are changed to indicate this prospectus and SAI are planned to be effective May 1, 2013.

     4. Pages 1, 7, 15, APPENDIX page A:1. Three portfolios are added as variable investment options underlying new Subaccounts. The names, expenses, and investment objectives of these portfolios and Subaccounts may not be final, and, as with all variable investment options, will be based on information received from the fund company prior to May 1, 2013.

     5. Page 1. Footnotes to the portfolio chart are revised with more specific cross- references.

     6. Page 1, Last Page, and SAI page 6. Instructions for locating electronic filings are revised due to changes to the Commission's website.

     7. Pages 1 and 3. The term "Company" is added to definitions of Ameritas Life, since this naming convention is used throughout the prospectus.

     8. Page 2. Changes in the TABLE OF CONTENTS pagination are shown without redline, to improve reading clarity.

     9. Page 3. The word "Annuitant" is added to DEFINED TERMS because it is defined in the product's Policy. This term is now capitalized throughout the prospectus, as applicable, consistent with our format convention. (See pages 4, 12, 25-28, 30-33, 36-38.)

     10. Page 4. We have added a reference to the Policy's $1 million premium limitation, which has been disclosed elsewhere in the prospectus previously (see page 26).

     11. Page 6. An introductory sentence is inserted before the table describing fees and expenses that you will pay for optional riders. We also deleted the word "Optional" in the chart, relating to Total Cost of Highest Combination of Fees.

     12. Pages 6-11. Portfolio expenses for December 31, 2012 will be updated after we receive this year's information from the fund companies.

     13. Page 11. The FINANCIAL INFORMATION section, Accumulation Unit Values subsection is revised to reference Accumulation Unit value history for variable investment options in APPENDIX A. We also are adding Appendix A to this filing.

     14. Page 14. A sentence is added to list other terms that may be used to describe the underlying investments.

     15.  Pages 33-34. The Examples are updated to use current/future years.

     16. Page 34. We removed a duplicative sentence under "Optional Estate Protection Benefit Riders."

     17. Page 43. The cite to "Single Life Option - Rider Election by Surviving Spouse" is corrected.

     18. Pages 44-45, APPENDIX B. The FEDERAL INCOME TAX MATTERS section and APPENDIX B were reviewed by our tax attorney, and APPENDIX B is updated.

     19. Page 46. The Distribution of the Policies section is updated for 2012 information.

     20. Last Page. The copyright date for Ameritas Life Insurance Corp. is changed to 2013.

     21. SAI page 1. We deleted a sentence about the previous name of the Depositor's ultimate holding company.

     22. SAI pages 1-2 and 6. The SERVICES and UNDERWRITER sections are updated for years to be included in the SAI on May 1, 2013. Further information in the SERVICES, UNDERWRITER, and FINANCIAL STATEMENTS sections will be updated by a subsequent amendment.

     23. SAI page 2. The PURCHASE OF SECURITIES BEING OFFERED section is revised to clarify different names for the Registrant's "Medley" products.

     24. Minor revisions for spelling, punctuation, capitalization, and to clarify text were made on prospectus Pages 1, 4, 6, 9, 10, 14, 15, 16, 17, 19, 20, 22, 23, 24, 29, 30, 31, 34, 46, and on SAI Page 4.

We have enclosed a courtesy copy of the prospectus and SAI, redlined for changes since the most recent effective prospectus.

We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel


Enclosure